CONCENTRATION OF RISKS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Commissions expense	$ 676,312	$ 249,280	$ 486,084
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	57.70%
Amount to be paid for services provided	$ 13,100	$ 115,595
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor J [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%
Amount to be paid for services provided	$ 15,972
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor L [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			68.10%
Amount to be paid for services provided			$ 19,626
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.20%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.90%
Cost of Goods and Service Benchmark [Member] | Vendor Concentration Risk [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.35%
Cost of Goods and Service Benchmark [Member] | Vendor Concentration Risk [Member] | Vendor K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.25%
Cost of Goods and Service Benchmark [Member] | Vendor Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		1.90%	0.20%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%	46.40%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.00%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.80%	19.40%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			26.50%